LONG-TERM DEBT - Changes in long-term debt (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LONG-TERM DEBT
Balance at beginning of year	$ 6,375.0	$ 5,311.7
Net change under revolving facilities, net of financing fees	(595.6)	736.5
Issuance of long-term debt, net of financing fees	790.7		$ 794.5
Repayment of long-term debt	(487.3)	(19.2)	(664.5)
Foreign currency translation	(198.2)	342.0
Amortization of financing fees and long-term debt discount	7.9	6.8	6.9
Change in fair value related to hedged interest rate risk	6.6	(3.3)
Other	0.3	0.5
Balance at end of year	$ 5,899.4	$ 6,375.0	$ 5,311.7